Discontinued Operations - Summary Of Discontinued Operations (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
Assets
Assets of discontinued operations		$ 2,319,571	$ 313,360
Liabilities
Liabilities of discontinued operations		2,027,858	227,114
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
NET INCOME (LOSS) FROM DISCONTINUED OPERATIONS	$ 110,363	(886,169)	(389,660)	$ 482,915
Net income (loss) attributable to noncontrolling interest from discontinued operations	201	(621,990)	(263,396)	1,274
CRNCI from discontinued operations	1,119	0	0	(4,129)
NET INCOME (LOSS) FROM DISCONTINUED OPERATIONS ATTRIBUTABLE TO CONTROLLING INTEREST	109,043	(264,179)	(126,264)	485,770
Discontinued Operations, Disposed of by Sale
Assets
Cash and cash equivalents		37,460	36,212
Restricted cash		312	311
Loans held for sale, at fair value		1,894,222	141,994
Derivative assets		24,417	676
Fixed assets and leasehold improvements, net		16,471	9,884
Intangible assets, net		260,727	77,436
Other assets, net		85,962	46,847
Assets of discontinued operations		2,319,571	313,360
Liabilities
Other financing lines of credit		1,816,805	127,735
Payables and other liabilities		211,053	99,379
Liabilities of discontinued operations		2,027,858	227,114
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Gain on sale and other income from loans held for sale, net	286,269	528,725	216,949	1,168,803
Net fair value gains on loans and related obligations	5,465	50,729	14,705	15,571
Fee income	124,824	344,379	280,315	357,339
Interest income	12,511	41,591	41,598	41,855
Interest expense	(11,656)	(34,462)	(33,088)	(40,046)
Net interest income	855	7,129	8,510	1,809
Total revenues	417,413	930,962	520,479	1,543,522
Salaries, benefits, and related expenses	208,256	601,300	456,382	753,236
Occupancy, equipment rentals, and other office related expenses	6,677	17,620	21,274	25,441
General and administrative expenses	91,149	260,305	252,733	279,736
Total expenses	306,082	879,225	730,389	1,058,413
Impairment of goodwill, intangibles, and other assets	0	(954,853)	(182,981)	0
Other, net	151	3,458	3,839	0
Net income (loss) from discontinued operations before income taxes	111,482	(899,658)	(389,052)	485,109
Provision (benefit) for income taxes from discontinued operations	1,119	(13,489)	608	2,194
NET INCOME (LOSS) FROM DISCONTINUED OPERATIONS	110,363	(886,169)	(389,660)	482,915
Net income (loss) attributable to noncontrolling interest from discontinued operations	201	(621,990)	(263,396)	1,274
CRNCI from discontinued operations	1,119	0	0	(4,129)
NET INCOME (LOSS) FROM DISCONTINUED OPERATIONS ATTRIBUTABLE TO CONTROLLING INTEREST	109,043	(264,179)	(126,264)	485,770
Net Cash Provided by (Used in) Discontinued Operations [Abstract]
Gain on sale and other income from loans held for sale, net	286,447	534,092	221,121	1,169,147
Unrealized fair value changes on loans, related obligations, and derivatives	5,465	50,729	14,705	15,571
Impairment of goodwill, intangibles, and other assets	0	954,853	182,981	0
Depreciation and amortization	2,713	19,429	22,963	10,859
Acquisition of fixed assets	$ 2,622	$ 7,690	$ 5,787	$ 6,915